Related Party Disclosures - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Related Party Transaction [Line Items]
Security deposit	₨ 0		₨ 2,160,000
Relatives of Management [Member]
Related Party Transaction [Line Items]
Rent expense	₨ 2,916,000	$ 42	₨ 15,402,000	₨ 19,362,000